Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands, Rp in Billions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net profit	$ 363,960	¥ 2,545,202	¥ 2,387,845	¥ 2,383,485
Adjustments to reconcile net profit to net cash provided by (used in) operating activities:
Provision for loans receivable	91,190	637,700	320,013	586,843
Provision for accounts receivable and contract assets	60,912	425,966	317,049	253,948
Provision for quality assurance receivable	65,131	455,466	378,695	354,366
Depreciation and amortization	9,507	66,484	69,491	22,515
Amortization of right-of-use asset and interest of leasing liabilities	3,200	22,374	16,761	46,575
Change in fair value of short-term investments	2,750	19,228	(45,589)	(32,462)
Gain or loss from investments	4,111	28,742	(7,752)	722
Net gain from investment in loans	(191,111)	(1,336,459)	(853,779)	(1,049,379)
Share-based compensation	21,313	149,045	144,052	116,407
Impairment of goodwill and intangible assets	7,247	50,676
Interest expense on borrowings	29	200	168
Changes in operating assets and liabilities:
Accounts receivable and contract assets	(6,760)	(47,276)	(514,391)	(245,041)
Quality assurance receivable	(18,741)	(131,059)	(262,671)	(440,126)
Deferred tax assets	(68,383)	(478,207)	(863,303)	(704,964)
Prepaid expenses and other assets	26,137	182,778	1,705,744	124,972
Deferred guarantee income	(56,763)	(396,946)	(366,086)	76,872
Liability from quality assurance commitment	(55,665)	(389,274)	(342,016)	(249,486)
Payroll and welfare payable	10,124	70,799	28,385	(12,880)
Taxes payable	(75,438)	(527,542)	499,086	73,450
Contract liabilities	(1,424)	(9,959)	5,076
Leasing liabilities	(3,452)	(24,126)	(22,908)	(43,539)
Deferred tax liabilities	41,887	292,917	141,665	108,420
Accrued expenses and other liabilities	37,303	260,871	157,625	(9,826)
Net cash provided by operating activities	267,064	1,867,600	2,893,160	1,360,872
Cash flows from investing activities:
Collection of loans originated and held by the Group	2,400,359	16,785,948	6,853,291	7,338,026
Investment in loans originated and held by the Group	(2,634,992)	(18,426,766)	(9,352,176)	(5,829,136)
Proceeds from disposal of investments	5,388	37,684	7,583	6,029
Purchase of investments	(5,039)	(35,240)	(35,165)	(67,800)
Proceeds from short-term investments	1,125,405	7,870,067	7,517,922	12,430,443
Purchase of short-term investments	(1,154,300)	(8,072,138)	(7,343,894)	(11,929,977)
Purchase of property, equipment and software	(12,039)	(84,191)	(27,757)	(538,095)
Purchase of intangible assets	(1,310)	(9,161)
Net funds paid on behalf of customers	(3,315)	(23,183)	(16,354)	(1,498)
Proceeds from disposal of a subsidiary	(1,416)	(9,905)	(703)	4,000
Cash paid for business combinations, net of cash acquired	(31,004)	(216,812)	101,437
Net cash provided by (used in) investing activities	(312,263)	(2,183,697)	(2,295,816)	1,411,992
Cash flows from financing activities:
Cash received from investors - consolidated trusts	220,396	1,541,250	780,000	1,272,700
Cash paid to investors - consolidated trusts	(228,186)	(1,595,731)	(439,599)	(2,735,478)
Net funds held for customers	(5,116)	(35,778)	121,733	54,049
Cash received from short-term borrowings	30,578	213,836	28,094	5,756
Repayment of short-term borrowings	(6,020)	(42,095)	(28,262)
Cash paid for dividends	(72,958)	(510,201)	(441,331)	(430,353)
Repurchase of ordinary shares	(109,680)	(767,004)	(643,208)	(694,521)
Proceeds from exercise of share options	1,468	10,264		2,280
Proceeds from convertible senior notes, net of issuance cost	149,367	1,044,537
Cash paid for acquisition of additional equity interests of subsidiaries	(7,691)	(53,784)
Capital injection from (reduction by) non-controlling interest shareholders	1	10	(142)	20,565
Net cash used in financing activities	(27,841)	(194,696)	(622,715)	(2,505,002)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(5,480)	(38,308)	3,053	22,441
Net increase (decrease) in cash, cash equivalents and restricted cash	(78,520)	(549,101)	(22,318)	290,303
Cash, cash equivalents and restricted cash at beginning of year	964,818	6,747,072	6,769,390	6,479,087
Cash, cash equivalents and restricted cash at end of year	886,298	6,197,971	6,747,072	6,769,390
Supplemental disclosure of cash investing and financing activities
Cash paid for interest including interest paid to investors of consolidated trusts	(6,544)	(45,765)	(38,310)	(87,100)
Cash paid for income taxes	(192,963)	(1,349,411)	(673,736)	(960,477)
Supplemental disclosure of non-cash investing and financing activities
Payable for purchase of intangible assets	715	5,000	5,000	5,000
Payable for convertible senior note issuance cost	637	¥ 4,455
Cash and cash equivalents	612,764
Restricted cash	273,534
Total cash, cash equivalents and restricted cash	$ 886,298			¥ 6,769,390